ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative) - USD ($)				6 Months Ended
	Nov. 27, 2025	Jan. 08, 2025	Dec. 20, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Date of incorporation				Oct. 19, 2022
Ordinary shares, par value						$ 0.001
Gross proceeds from issuance of ordinary shares					$ 5,380,488
Ordinary shares, shares issued						17,025,000
Ordinary shares, outstanding						17,025,000
Ordinary shares, shares authorized						50,000,000
Polar Energy Company Limited [Member]
Ordinary shares, shares issued	6,355,000
Ordinary shares, outstanding	6,355,000
Wise Power Energy Services Co Ltd [Member]
Ordinary shares, shares issued	6,355,000
Ordinary shares, outstanding	6,355,000
Common Class A [Member]
Number of shares issued	467,290,000
Ordinary shares, par value	$ 0.001			$ 0.001
Authorized share capital	$ 50,000
Ordinary shares, shares issued				4,315,000
Ordinary shares, outstanding				4,315,000
Ordinary shares, shares authorized				467,290,000
Ordinary shares, voting rights	Each Class A Ordinary Share carries one (1) vote per share
Common Class A [Member] | Polar Energy Company Limited [Member]
Ordinary shares, par value	$ 0.001
Ordinary shares, shares issued	6,355,000
Ordinary shares, outstanding	6,355,000
Common Class A [Member] | Wise Power Energy Services Co Ltd [Member]
Ordinary shares, par value	$ 0.001
Ordinary shares, shares issued	6,355,000
Ordinary shares, outstanding	6,355,000
Common Class B [Member]
Number of shares issued	32,710,000
Ordinary shares, par value	$ 0.001			$ 0.001
Ordinary shares, shares issued				12,710,000
Ordinary shares, outstanding				12,710,000
Ordinary shares, shares authorized				32,710,000
Ordinary shares, voting rights	each Class B Ordinary Share carries twenty-five (25) votes per share
Common Class B [Member] | Polar Energy Company Limited [Member]
Ordinary shares, par value	$ 0.001
Ordinary shares, shares authorized	20,000,000
Common Class B [Member] | Wise Power Energy Services Co Ltd [Member]
Ordinary shares, par value	$ 0.001
Ordinary shares, shares authorized	20,000,000
IPO [Member]
Number of shares issued			1,375,000
Ordinary shares, par value			$ 0.001
Share price per share			$ 4.00
Gross proceeds from issuance of ordinary shares		$ 6,100,000	$ 5,500,000
Net proceeds from issuance of ordinary shares		$ 5,400,000
Over-Allotment Option [Member]
Share price per share		$ 4.00
Number of shares issued and sold		150,000
Net proceeds from issuance of ordinary shares		$ 600,000